UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-06044
Morgan Stanley European Growth Fund Inc.
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2005

Date of reporting period:	January 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments January 31, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS ** (99.5%)
	Austria (0.9%)
	Major Telecommunications
347,395	Telekom Austria AG	$6,527,136

	Denmark (2.3%)
	Beverages: Alcoholic
190,684	Carlsberg AS (Series B)	9,033,331

	Pharmaceuticals: Major
145,236	Novo Nordisk A/S (Series B)	7,747,186

	Total Denmark	16,780,517

	Finland (1.3%)
	Multi-Line Insurance
729,100	Sampo Oyj (A Shares)	9,645,991

	France (14.2%)
	Broadcasting
204,673	M6 Metropole Television	5,868,698

	Electrical Products
165,677	Schneider Electric S.A.	12,654,357

	Integrated Oil
114,018	Total S.A.	24,473,708

	Internet Software/Services
171,264	Business Objects S.A.*	4,181,682

	Major Banks
336,413	BNP Paribas S.A.	24,279,072

	Major Telecommunications
500,257	France Telecom S.A.*	15,703,169

	Multi-Line Insurance
418,841	Axa	10,165,548

	Pharmaceuticals: Major
84,565	Sanofi-Aventis	6,299,401

	Total France	103,625,635

	Germany (10.8%)
	Industrial Conglomerates
198,146	Siemens AG (Registered Shares)	15,716,172

	Major Banks
79,328	Deutsche Bank AG (Registered Shares)	6,748,625

	Major Telecommunications
864,801	Deutsche Telekom AG (Registered Shares)*	18,687,809

	Medical/Nursing Services
93,476	Fresenius Medical Care AG	7,565,392

	Motor Vehicles
239,597	Bayerische Motoren Werke (BMW) AG	10,046,823
115,119	Volkswagen AG	5,522,186
		15,569,009

	Multi-Line Insurance
125,325	Allianz AG (Registered Shares)	14,864,036

	Total Germany	79,151,043

	Italy (4.6%)
	Integrated Oil
516,990	ENI SpA	12,580,687

	Major Banks
1,885,407	UniCredito Italiano SpA	10,368,175

	Major Telecommunications
2,773,700	Telecom Italia SpA	10,990,846

	Total Italy	33,939,708

	Netherlands (14.6%)
	Air Freight/Couriers
419,334	TPG NV	11,498,102

	Electronic Production Equipment
853,679	ASML Holding NV*	13,933,388

	Financial Conglomerates
507,510	ING Groep NV (Share Certificates)	14,635,398

	Food Retail
1,285,798	Koninklijke Ahold NV*	10,607,560

	Food: Specialty/Candy
410,058	Royal Numico NV*	15,699,811

	Integrated Oil
348,866	Royal Dutch Petroleum Co.	20,257,272

	Publishing: Books/Magazines
260,982	VNU NV	7,622,098
708,096	Wolters Kluwer NV (Share Certificates)	12,761,728
		20,383,826

	Total Netherlands	107,015,357

	Spain (6.7%)
	Major Banks
778,141	Banco Bilbao Vizcaya Argentaria, S.A.	13,107,713
432,959	Banco Santander Central Hispano, S.A.	5,131,474
		18,239,187

	Major Telecommunications
1,112,107	Telefonica S.A.	20,244,400

	Tobacco
238,445	Altadis, S.A.	10,404,316

	Total Spain	48,887,903

	Sweden (2.7%)
	Industrial Machinery
281,196	Sandvik AB	11,463,079

	Metal Fabrications
177,825	SKF AB (B Shares)	8,182,038

	Total Sweden	19,645,117

	Switzerland (7.3%)
	Financial Conglomerates
302,606	UBS AG (Registered Shares)	24,492,475

	Pharmaceuticals: Major
596,362	Novartis AG (Registered Shares)	28,526,278

	Total Switzerland	53,018,753

	United Kingdom (34.1%)
	Cable/Satellite TV
1,645,895	British Sky Broadcasting Group PLC	17,512,175

	Chemicals: Major Diversified
1,845,170	Imperial Chemical Industries PLC	8,203,855

	Chemicals: Specialty
536,164	BOC Group PLC	9,900,700

	Electric Utilities
1,962,042	International Power PLC*	6,206,240

	Food Retail
1,302,249	Tesco PLC	7,544,673

	Food: Major Diversified
590,965	Unilever PLC	5,604,918

	Hotels/Resorts/Cruiselines
142,555	Carnival PLC	8,589,478

	Integrated Oil
2,228,881	BP PLC	22,082,459
768,538	Shell Transport & Trading Co. PLC	6,707,434
		28,789,893

	Investment Managers
1,424,556	Amvescap PLC	9,386,153

	Life/Health Insurance
1,779,768	Prudential PLC	15,410,746

	Major Banks
1,149,290	Barclays PLC	12,597,546
1,757,335	HSBC Holdings PLC	29,135,250
895,927	Royal Bank of Scotland Group PLC	29,655,651
181,134	Standard Chartered PLC	3,325,705
		74,714,152

	Medical Specialties
862,932	Smith & Nephew PLC	8,435,582

	Pharmaceuticals: Major
174,786	AstraZeneca PLC	6,565,678
1,087,994	GlaxoSmithKline PLC	24,140,059
		30,705,737

	Wireless Telecommunications
6,864,156	Vodafone Group PLC		17,756,432

	Total United Kingdom		248,760,734

	TOTAL COMMON STOCKS
	(Cost $ 557,573,960)		726,997,894

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (0.4%)
	REPURCHASE AGREEMENT
$3,007	Joint repurchase agreement account 2.48%
	due 02/01/05 (dated 1/31/05;
	proceeds $ 3,007,207) (a) (Cost $ 3,007,000)		3,007,000

	TOTAL INVESTMENTS
	(Cost $ 560,580,960) (b)	99.9%	730,004,894
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	631,693
	NET ASSETS	100.0%	$730,636,587

*	Non-income producing security.
**

Securities with total market value equal to $ 726,997,894 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $ 172,757,415, and the aggregate gross unrealized depreciation is $ 3,333,481, resulting in net unrealized appreciation of $ 169,423,934.

Morgan Stanley European Equity Fund Inc.

Summary of Investments January 31, 2005 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS

Major Banks	$134,349,211	18.4%
Integrated Oil	86,101,560	11.8
Pharmaceuticals: Major	73,278,602	10.0
Major Telecommunications	72,153,360	9.9
Financial Conglomerates	39,127,873	5.4
Multi-Line Insurance	34,675,575	4.7
Publishing: Books/Magazines	20,383,826	2.8
Food Retail	18,152,233	2.5
Wireless Telecommunications	17,756,432	2.4
Cable/Satellite TV	17,512,175	2.4
Industrial Conglomerates	15,716,172	2.2
Food: Specialty/Candy	15,699,811	2.1
Motor Vehicles	15,569,009	2.1
Life/Health Insurance	15,410,746	2.1
Electronic Production Equipment	13,933,388	1.9
Electrical Products	12,654,357	1.7
Air Freight/Couriers	11,498,102	1.6
Industrial Machinery	11,463,079	1.6
Tobacco	10,404,316	1.4
Chemicals: Specialty	9,900,700	1.4
Investment Managers	9,386,153	1.3
Beverages: Alcoholic	9,033,331	1.2
Hotels/Resorts/Cruiselines	8,589,478	1.2
Medical Specialties	8,435,582	1.2
Chemicals: Major Diversified	8,203,855	1.1
Metal Fabrications	8,182,038	1.1
Medical/Nursing Services	7,565,392	1.0
Electric Utilities	6,206,240	0.8
Broadcasting	5,868,698	0.8
Food: Major Diversified	5,604,918	0.8
Internet Software/Services	4,181,682	0.6
Repurchase Agreement	3,007,000	0.4

	$730,004,894	99.9%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Growth Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005